Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Assets
Investment at fair value - Foreign exchange investment	$ 0	$ 0	$ 343,862
Digital assets - restricted	140,283,000	18,023,589	0
Total assets measured at fair value	3,803,690,571	488,698,954
Liabilities
Derivative liabilities	6,637,020	852,726
Total liabilities measured at fair value	6,637,020	852,726
Stable coins
Assets
Digital assets unrestricted	254,646,365	32,717,018	0
Digital assets
Assets
Digital assets unrestricted	3,408,761,206	437,958,347	0
Digital assets - restricted	140,283,000	18,023,589
Level 1
Assets
Investment at fair value - Foreign exchange investment			343,862
Total assets measured at fair value	3,803,690,571	488,698,954
Liabilities
Derivative liabilities	0	0
Total liabilities measured at fair value	0	0
Level 1 | Stable coins
Assets
Digital assets unrestricted	254,646,365	32,717,018
Level 1 | Digital assets
Assets
Digital assets unrestricted	3,408,761,206	437,958,347
Digital assets - restricted	140,283,000	18,023,589
Level 2
Assets
Investment at fair value - Foreign exchange investment			0
Total assets measured at fair value	0	0
Liabilities
Derivative liabilities	6,637,020	852,726
Total liabilities measured at fair value	6,637,020	852,726
Level 2 | Stable coins
Assets
Digital assets unrestricted	0	0
Level 2 | Digital assets
Assets
Digital assets unrestricted	0	0
Digital assets - restricted	0	0
Level 3
Assets
Investment at fair value - Foreign exchange investment			$ 0
Total assets measured at fair value	0	0
Liabilities
Derivative liabilities	0	0
Total liabilities measured at fair value	0	0
Level 3 | Stable coins
Assets
Digital assets unrestricted	0	0
Level 3 | Digital assets
Assets
Digital assets unrestricted	0	0
Digital assets - restricted	$ 0	$ 0